                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8764
                  --------------------------------------------

                         UBS PACE SELECT ADVISORS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US)
                                      Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                              1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: July 31, 2003

Date of reporting period:  July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS PACE MONEY MARKET INVESTMENTS

ANNUAL REPORT

JULY 31, 2003

UBS PACE Money Market Investments

DEAR SHAREHOLDER,

During the fiscal year ended July 31, 2003, the Portfolio returned 0.96% (before the deduction of the UBS PACE program fee; after the deduction of the maximum program fee, the Portfolio declined 0.55%). In comparison, the 90-Day US T-Bill Index and the Lipper Money Market Funds Median, returned 1.35% and 0.73%, respectively. (Returns over various time periods are shown in the "Performance at a Glance" table on page 4. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.)

MARKET REVIEW

Overall, the US economy was generally weak during the Portfolio's fiscal year. There was a short period of time when it appeared that the economy was headed in the right direction: gross domestic product (GDP) rose 4.0% in the third quarter of 2002, following an anemic 1.7% rate in the prior quarter. However, the growth spurt was short-lived, as turmoil in the Middle East, tepid corporate spending and a weak stock market all served to undermine the economy.

In early 2003, consumer spending, which, unlike corporate spending, had been relatively strong in 2002, began to show signs of weakening. Geopolitical concerns, a spike in oil prices, rising unemployment and severe weather in some parts of the country further served to undermine the economy. In the aftermath of major conflict in Iraq, no clear spending picture emerged.

Investors carefully scrutinized statements and actions by the Federal Reserve throughout the reporting period, viewing them as a general barometer against which to measure economic health. At its November 2002 meeting, citing a "soft spot" in the economy, the Federal Reserve lowered the federal funds rate one half of a percentage point to 1.25%. In the months that followed, the Fed deferred from making additional rate cuts, although it made it clear that it was assuming a "heightened surveillance"

[SIDENOTE]

UBS PACE MONEY MARKET INVESTMENTS

INVESTMENT ADVISOR:

UBS Global Asset Management (US) Inc.

PORTFOLIO MANAGER:

Susan P. Ryan

OBJECTIVE:

Current income consistent with preservation of capital and liquidity.

INVESTMENT PROCESS:

The Portfolio is a money market mutual fund and seeks to maintain a stable price of $1.00 per share, although it may be possible to lose money by investing in this Portfolio. The Portfolio invests in a diversified portfolio of high-quality money market instruments of governmental and private issuers. Security selection is based on the assessment of relative values and changes in market and economic conditions.

of the economy in light of the conflict with Iraq. After the war's start, however, and absent a lift in the economy, the Fed alluded to the possibility of a future rate cut, stating that it viewed economic weakness to be a greater risk than inflation. The move finally came during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered a quarter of a percentage point to 1.0%--its lowest level since 1958. In explaining the cut, the Fed noted that the economy had yet to exhibit sustainable growth and that "a slightly more expansive monetary policy would add further support for an economy, which it expects to improve over time."

PORTFOLIO REVIEW

During the fiscal year, we continued to utilize a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Portfolio's longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, shorter-term securities--typically one month or less in duration--provided liquidity.

Given the combination of a weak economy, uncertainty regarding the outcome and repercussions of the war in Iraq, and corporate accounting scandals, the credit markets were extremely volatile during the period. Therefore, we emphasized securities that offered the highest credit quality and liquidity. By doing so, we were able to avoid the problems that plagued some areas of the corporate credit markets.

LOOKING AHEAD

Looking ahead, we remain skeptical about the strength of an economic recovery. Despite the rapid conclusion to the war in Iraq, there continues to be a great deal of uncertainty around the world. The repercussions of the war remain unknown and the situation in North Korea remains volatile.

In the US, one could look at the economic "glass" as either being half empty, or half full. Among the positives, major combat in Iraq has ended and consumer confidence has risen since the height of the war. Oil prices have fallen sharply and low interest rates continue to spur mortgage refinancing, which places more money in the consumer's pocket. The stock market has rallied, and Congress approved an economic stimulus package.

On the other hand, unemployment remains high, and the economy will have to gain momentum in order to stimulate the labor market. The housing market may have peaked, and consumer debt levels are high. Finally, the Fed has less mobility to lower short-term interest rates--although Chairman Greenspan has indicated his willingness to lower rates again if the economy fails to recover as anticipated.

Against this backdrop, credit quality and liquidity will continue to be of paramount importance. As a result, we expect to continue to allocate a large portion of the Portfolio to securities that offer the highest credit quality and liquidity. We also expect to continue employing a barbell strategy for as long as rate spreads continue to support such a strategy.

As always, we appreciate the opportunity to help you achieve your financial goals. If you have any questions about UBS PACE Money Market Investments, please contact your financial advisor.

Sincerely,

/s/ Joseph A. Varnas                     /s/ Bruce A. Bursey

Joseph A. Varnas                         Bruce A. Bursey
PRESIDENT                                EXECUTIVE VICE PRESIDENT
UBS PACE Select Advisors Trust           Investment Consulting Services
MANAGING DIRECTOR                        UBS Financial Services, Inc.
UBS Global Asset Management (US) Inc.


This report is intended to assist investors in understanding how the Portfolio performed during the semiannual period ended July 31, 2003. The views expressed are as of July 31, 2003, and are those of the investment advisor. These views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security, market sector, or the markets generally or the Portfolio. The Portfolio is actively managed and its composition will differ over time; any specific securities discussed may or may not be current or future holdings of the Portfolio. We encourage you to consult your financial advisor regarding your personal investment program.

PERFORMANCE AT A GLANCE

AVERAGE ANNUAL TOTAL RETURNS                                                    SINCE
 FOR PERIODS ENDED 7/31/03                      6 MONTHS   1 YEAR   5 YEARS   INCEPTION^
----------------------------------------------------------------------------------------
UBS PACE Money Market Investments
  without maximum UBS PACE program fee*             0.34%    0.96%     3.76%        4.30%
----------------------------------------------------------------------------------------
UBS PACE Money Market Investments
  with maximum UBS PACE program fee*               -0.40    -0.55      2.21         2.74
----------------------------------------------------------------------------------------
90-Day US T-Bill Index**                            0.56     1.35      3.82         4.36
----------------------------------------------------------------------------------------
Lipper Money Market Funds Median                    0.26     0.73      3.50         4.09
----------------------------------------------------------------------------------------

Average annual total returns for UBS PACE Money Market Investments, for periods ended June 30, 2003, after deduction of the maximum UBS PACE program fee, were as follows: 1-year period, -0.45%; 5-year period, 2.30%; since inception, 2.79%.

For UBS PACE Money Market Investments, the 7-day current yield for the period ended July 31, 2003 was 0.47%, without maximum UBS PACE program fee. With the maximum UBS PACE program fee, the 7-day current yield was -1.03%. The Portfolio's yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation. Yields will fluctuate and reflect any fee waivers.

^ Since inception returns are calculated as of commencement of issuance on August 24, 1995 for UBS PACE Money Market Investments. Inception returns for the Index and Lipper Median are as of the nearest month-end of the Fund's inception: August 31, 1995.

* The maximum annual UBS PACE program fee is 1.5% of the value of UBS PACE assets.

** 90-Day US T-Bills are promissory notes issued by the US Treasury and sold through competitive bidding, with a short-term maturity date, in this case, of three months. This Index is derived from secondary market interest rates as published by the Federal Reserve Bank.

Past performance does not predict future performance and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions. Total returns for periods of less than one year have not been annualized.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

An investment in UBS PACE Money Market Investments is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE 90-DAY US T-BILL INDEX

                       UBS PACE MONEY MARKET         UBS PACE MONEY MARKET
                       INVESTMENTS WITHOUT MAXIMUM   INVESTMENTS WITH MAXIMUM
                       UBS PACE PROGRAM FEE          UBS PACE PROGRAM FEE       90-DAY US T-BILL INDEX
August-95                                $  10,000                  $  10,000                $  10,000
September-95                             $  10,045                  $  10,032                $  10,045
October-95                               $  10,090                  $  10,065                $  10,091
November-95                              $  10,134                  $  10,096                $  10,135
December-95                              $  10,179                  $  10,128                $  10,182
January-96                               $  10,223                  $  10,160                $  10,228
February-96                              $  10,263                  $  10,187                $  10,269
March-96                                 $  10,306                  $  10,216                $  10,313
April-96                                 $  10,347                  $  10,244                $  10,355
May-96                                   $  10,389                  $  10,273                $  10,400
June-96                                  $  10,431                  $  10,301                $  10,444
July-96                                  $  10,475                  $  10,331                $  10,489
August-96                                $  10,518                  $  10,362                $  10,535
September-96                             $  10,561                  $  10,391                $  10,580
October-96                               $  10,605                  $  10,421                $  10,626
November-96                              $  10,649                  $  10,451                $  10,671
December-96                              $  10,693                  $  10,481                $  10,717
January-97                               $  10,738                  $  10,512                $  10,763
February-97                              $  10,779                  $  10,539                $  10,805
March-97                                 $  10,825                  $  10,571                $  10,852
April-97                                 $  10,871                  $  10,602                $  10,898
May-97                                   $  10,918                  $  10,635                $  10,947
June-97                                  $  10,965                  $  10,667                $  10,993
July-97                                  $  11,013                  $  10,701                $  11,040
August-97                                $  11,062                  $  10,735                $  11,088
September-97                             $  11,109                  $  10,767                $  11,135
October-97                               $  11,158                  $  10,801                $  11,183
November-97                              $  11,206                  $  10,834                $  11,230
December-97                              $  11,257                  $  10,869                $  11,279
January-98                               $  11,307                  $  10,904                $  11,329
February-98                              $  11,353                  $  10,935                $  11,374
March-98                                 $  11,403                  $  10,969                $  11,424
April-98                                 $  11,451                  $  11,002                $  11,473
May-98                                   $  11,501                  $  11,036                $  11,522
June-98                                  $  11,550                  $  11,069                $  11,570
July-98                                  $  11,601                  $  11,104                $  11,619
August-98                                $  11,652                  $  11,139                $  11,668
September-98                             $  11,701                  $  11,172                $  11,716
October-98                               $  11,749                  $  11,204                $  11,763
November-98                              $  11,795                  $  11,234                $  11,806
December-98                              $  11,844                  $  11,266                $  11,850
January-99                               $  11,890                  $  11,296                $  11,894
February-99                              $  11,931                  $  11,321                $  11,935
March-99                                 $  11,977                  $  11,350                $  11,980
April-99                                 $  12,021                  $  11,378                $  12,025
May-99                                   $  12,068                  $  11,407                $  12,071
June-99                                  $  12,113                  $  11,436                $  12,116
July-99                                  $  12,161                  $  11,467                $  12,163
August-99                                $  12,211                  $  11,499                $  12,211
September-99                             $  12,260                  $  11,531                $  12,259
October-99                               $  12,311                  $  11,565                $  12,309
November-99                              $  12,362                  $  11,598                $  12,359
December-99                              $  12,418                  $  11,636                $  12,411
January-00                               $  12,475                  $  11,675                $  12,466
February-00                              $  12,529                  $  11,710                $  12,519
March-00                                 $  12,587                  $  11,750                $  12,578
April-00                                 $  12,645                  $  11,790                $  12,637
May-00                                   $  12,707                  $  11,833                $  12,699
June-00                                  $  12,771                  $  11,877                $  12,758
July-00                                  $  12,837                  $  11,924                $  12,820
August-00                                $  12,904                  $  11,972                $  12,884
September-00                             $  12,970                  $  12,017                $  12,948
October-00                               $  13,038                  $  12,065                $  13,016
November-00                              $  13,104                  $  12,111                $  13,082
December-00                              $  13,173                  $  12,160                $  13,151
January-01                               $  13,238                  $  12,204                $  13,219
February-01                              $  13,293                  $  12,240                $  13,276
March-01                                 $  13,350                  $  12,277                $  13,334
April-01                                 $  13,402                  $  12,309                $  13,385
May-01                                   $  13,450                  $  12,338                $  13,434
June-01                                  $  13,494                  $  12,363                $  13,478
July-01                                  $  13,536                  $  12,385                $  13,520
August-01                                $  13,576                  $  12,407                $  13,561
September-01                             $  13,611                  $  12,424                $  13,600
October-01                               $  13,641                  $  12,435                $  13,636
November-01                              $  13,667                  $  12,443                $  13,665
December-01                              $  13,691                  $  12,449                $  13,689
January-02                               $  13,712                  $  12,453                $  13,710
February-02                              $  13,729                  $  12,453                $  13,728
March-02                                 $  13,748                  $  12,454                $  13,749
April-02                                 $  13,766                  $  12,455                $  13,768
May-02                                   $  13,784                  $  12,456                $  13,789
June-02                                  $  13,802                  $  12,457                $  13,809
July-02                                  $  13,819                  $  12,457                $  13,829
August-02                                $  13,836                  $  12,456                $  13,849
September-02                             $  13,852                  $  12,455                $  13,868
October-02                               $  13,868                  $  12,454                $  13,887
November-02                              $  13,882                  $  12,451                $  13,905
December-02                              $  13,894                  $  12,446                $  13,922
January-03                               $  13,904                  $  12,439                $  13,937
February-03                              $  13,912                  $  12,431                $  13,950
March-03                                 $  13,921                  $  12,424                $  13,964
April-03                                 $  13,930                  $  12,416                $  13,977
May-03                                   $  13,938                  $  12,408                $  13,991
June-03                                  $  13,946                  $  12,399                $  14,003
July-03                                  $  13,952                  $  12,389                $  14,016

     The graph depicts the performance of UBS PACE Money Market Investments versus the 90-Day US T-Bill Index from the closest month end after the inception date of Class P shares, August 31, 1995, through July 31, 2003. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions. It is important to note that UBS PACE Money Market Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

PORTFOLIO STATISTICS

CHARACTERISTICS                                                         7/31/03
-------------------------------------------------------------------------------
Net Assets (mm)                                                         $ 123.9
Number of issuers (excl. Govts)                                              38
Weighted Average Maturity                                               50 days
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION*                                                  7/31/03
-------------------------------------------------------------------------------
Commercial Paper                                                           50.8%
U.S. Government and Agency Obligations                                     28.6
Short-Term Corporate Obligations                                            8.1
Bank Obligations                                                            8.1
Money Market Funds                                                          4.0
Other Assets in Excess of Liabilities                                       0.4
-------------------------------------------------------------------------------
Total                                                                     100.0%
-------------------------------------------------------------------------------

TOP 10 HOLDINGS (EXCLUDING U.S. GOVERNMENT AND AGENCY OBLIGATIONS)*     7/31/03
-------------------------------------------------------------------------------
Giro Multi-Funding                                                          3.4%
K2 (USA)                                                                    3.2
Societe Generale North America                                              3.2
Aim Liquid Assets Portfolio                                                 3.2
Triple A One Funding                                                        2.4
Dexia Delaware                                                              2.4
Novartis Finance                                                            2.4
Wells Fargo Bank                                                            2.4
SunTrust Bank                                                               2.4
Stadshypotek Delaware                                                       2.4
-------------------------------------------------------------------------------
Total                                                                      27.4%
-------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of July 31, 2003. The Portfolio is actively managed and its composition will vary over time.

Statement of Net Assets -- July 31, 2003

 PRINCIPAL
  AMOUNT                                              MATURITY          INTEREST
   (000)                                                DATES             RATES       VALUE
-----------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY OBLIGATIONS--28.63%
-----------------------------------------------------------------------------------------------
$  4,300   U.S. Treasury Bills                        10/02/03 to       0.945 to
                                                      11/06/03          1.140%@   $   4,289,634
   3,000   Federal Farm Credit Bank                   08/01/03          1.000*        2,999,861
   4,000   Federal Home Loan Bank                     08/01/03          1.025*        3,999,938
     600   Federal Home Loan Bank                     08/01/03          1.170@          600,000
  12,500   Federal Home Loan Bank                     03/05/04 to       1.070 to
                                                      07/16/04          1.400        12,500,000
   2,900   Federal Home Loan Mortgage Corp.           08/14/03 to       0.900 to
                                                      01/12/04          1.100@        2,894,775
   1,000   Federal Home Loan Mortgage Corp.           01/15/04          3.250         1,007,823
   2,000   Federal National Mortgage
            Association                               08/01/03          1.020*        1,999,919
   5,200   Federal National Mortgage                  08/27/03 to       0.900 to
            Association                               12/17/03          1.100@        5,188,091
-----------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$35,480,041)                                                                35,480,041
-----------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--8.07%
-----------------------------------------------------------------------------------------------
  U.S.--4.84%
-----------------------------------------------------------------------------------------------
   3,000   SunTrust Bank                              08/01/03          1.090*        2,999,962
   3,000   Wells Fargo Bank NA                        08/15/03          1.030*        3,000,000
-----------------------------------------------------------------------------------------------
                                                                                      5,999,962
-----------------------------------------------------------------------------------------------
  NON-U.S.--3.23%
-----------------------------------------------------------------------------------------------
   2,000   Abbey National Treasury Services PLC       08/01/03          1.025*        1,999,742
   2,000   Westdeutsche Landesbank AG                 08/01/03          1.050*        1,999,878
                                                                                      3,999,620
-----------------------------------------------------------------------------------------------
Total Certificates of Deposit
  (cost--$9,999,582)                                                                  9,999,582
-----------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--50.83%
-----------------------------------------------------------------------------------------------

  ASSET BACKED-MISCELLANEOUS--9.88%
-----------------------------------------------------------------------------------------------
   2,000   Barton Capital Corp.                       08/07/03          1.020         1,999,660
   1,048   Giro Funding U.S. Corp.                    08/01/03          1.040         1,048,000
   4,192   Giro Multi-Funding Corp.                   08/04/03          1.040         4,191,637
   2,000   Grampian Funding LLC                       09/02/03          0.920         1,998,364
   3,001   Triple A One Funding Corp.                 08/01/03          1.030         3,001,000
-----------------------------------------------------------------------------------------------
                                                                                     12,238,661
-----------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                              MATURITY        INTEREST
   (000)                                                DATES           RATES         VALUE
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
-----------------------------------------------------------------------------------------------

  AUTOMOBILE OEM--3.13%
-----------------------------------------------------------------------------------------------
$  2,000   American Honda Finance Corp.               08/19/03          1.020%    $   1,998,980
   1,878   Volkswagen of America, Inc.                08/20/03          1.020         1,876,989
-----------------------------------------------------------------------------------------------
                                                                                      3,875,969
-----------------------------------------------------------------------------------------------
  BANKING-U.S--12.83%
-----------------------------------------------------------------------------------------------
   2,100   Danske Corp.                               08/21/03          1.060         2,098,763
   3,000   Dexia Delaware LLC                         08/01/03          1.040         3,000,000
     809   Rabobank USA Financial Corp.               08/25/03          1.050           808,434
   3,000   San Paolo IMI U.S. Financial Co.           08/11/03          1.020         2,999,150
   4,000   Societe Generale North America, Inc.       08/08/03          1.020         3,999,207
   3,000   Stadshypotek Delaware, Inc.                08/05/03          1.040         2,999,653
-----------------------------------------------------------------------------------------------
                                                                                     15,905,207
-----------------------------------------------------------------------------------------------
  BANKING-NON-U.S.--6.40%
-----------------------------------------------------------------------------------------------
   2,935   HBOS Treasury Services PLC                 08/04/03 to       1.020 to
                                                      08/14/03          1.050         2,934,365
   3,000   Royal Bank of Scotland PLC                 08/01/03          1.030         3,000,000
   2,000   Westpac Banking Corp.                      08/12/03 to       1.050
                                                      08/20/03                        1,999,148
-----------------------------------------------------------------------------------------------
                                                                                      7,933,513
-----------------------------------------------------------------------------------------------
  BROKERAGE--4.84%
-----------------------------------------------------------------------------------------------
   3,000   Credit Suisse First Boston, Inc.           08/25/03          1.040         2,997,920
   3,000   Goldman Sachs Group, Inc.                  08/13/03          1.030         2,998,970
-----------------------------------------------------------------------------------------------
                                                                                      5,996,890
-----------------------------------------------------------------------------------------------
  CHEMICALS--1.94%
-----------------------------------------------------------------------------------------------
   2,400   DuPont (E. I.) DeNemours & Co.             08/07/03          1.000         2,399,600
-----------------------------------------------------------------------------------------------
  ENERGY-INTEGRATED--2.42%
-----------------------------------------------------------------------------------------------
   3,000   Shell Finance (UK) PLC                     09/04/03          1.000         2,997,167
-----------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--0.80%
-----------------------------------------------------------------------------------------------
   1,000   GE Capital International Funding, Inc.     12/17/03          0.920           996,473
-----------------------------------------------------------------------------------------------
  FOOD & BEVERAGE--2.42%
-----------------------------------------------------------------------------------------------
   3,000   Nestle Australia Ltd.                      08/14/03          1.010         2,998,906
-----------------------------------------------------------------------------------------------
  MACHINERY-AGRICULTURAL & CONSTRUCTION--2.14%
-----------------------------------------------------------------------------------------------
   2,652   Caterpillar Financial Services Corp.       09/03/03 to       1.010
                                                      09/17/03                        2,648,986
-----------------------------------------------------------------------------------------------
  PHARMACEUTICALS--2.42%
-----------------------------------------------------------------------------------------------
   3,000   Novartis Finance Corp.                     08/01/03          1.000         3,000,000
-----------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                              MATURITY        INTEREST
   (000)                                                DATES           RATES         VALUE
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
-----------------------------------------------------------------------------------------------

  UTILITIES--1.61%
-----------------------------------------------------------------------------------------------
$  2,000   RWE AG                                     08/26/03          1.040%    $   1,998,556
-----------------------------------------------------------------------------------------------
Total Commercial Paper
  (cost--$62,989,928)                                                                62,989,928
-----------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--8.07%
-----------------------------------------------------------------------------------------------

  ASSET BACKED-FINANCE--4.85%
-----------------------------------------------------------------------------------------------
   2,000   Dorada Finance, Inc.                       08/01/03          1.075*        1,999,989
   4,000   K2 (USA) LLC                               08/01/03 to       1.080 to
                                                      08/07/03          1.090*        4,000,000
-----------------------------------------------------------------------------------------------
                                                                                      5,999,989
-----------------------------------------------------------------------------------------------
  ENERGY-INTEGRATED--1.61%
-----------------------------------------------------------------------------------------------
   2,000   BP Capital Markets PLC                     08/01/03          1.045*        2,000,000
-----------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--1.61%
-----------------------------------------------------------------------------------------------
   2,000   General Electric Capital Corp.             08/11/03          1.191*        2,000,000
-----------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
  (cost--$9,999,989)                                                                  9,999,989
-----------------------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                              MATURITY        INTEREST
   (000)                                                DATES          RATES+         VALUE
-----------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--4.00%
-----------------------------------------------------------------------------------------------
   3,925   AIM Liquid Assets Portfolio                08/01/03          1.010%    $   3,925,340
      57   AIM Prime Portfolio                        08/01/03          0.950            56,799
     388   BlackRock Provident
             Institutional TempFund                   08/01/03          0.932           387,614
      34   Dreyfus Cash Management Fund               08/01/03          0.917            33,914
     545   Scudder Institutional Fund, Inc.           08/01/03          0.961           545,398
-----------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$4,949,065)                                           4,949,065
-----------------------------------------------------------------------------------------------
Total Investments (cost--$123,418,605)--99.60%                                      123,418,605
Other assets in excess of liabilities--0.40%                                            496,047
-----------------------------------------------------------------------------------------------
Net Assets (Applicable to 123,914,844 shares of
  beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                       $ 123,914,652
-----------------------------------------------------------------------------------------------

  * Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of July 31, 2003, and reset periodically.
  @   Interest rates shown are the discount rates at date of purchase.
 OEM  Original Equipment Manufacturer.
  +   Interest rates shown reflect yield at July 31, 2003.


                      Weighted Average Maturity -- 50 days

                 See accompanying notes to financial statements

Statement of Operations

                                                                     FOR THE
                                                                   YEAR ENDED
                                                                  JULY 31, 2003
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                          $   1,880,112
-------------------------------------------------------------------------------
EXPENSES:
Transfer agency and related services fees                               650,068
Investment management and administration fees                           434,878
Reports and notices to shareholders                                     158,937
Federal and state registration fees                                      57,226
Professional fees                                                        48,632
Insurance expense                                                        26,765
Custody and accounting                                                   12,425
Trustees' fees                                                            2,488
Other expenses                                                           16,946
-------------------------------------------------------------------------------
                                                                      1,408,365
-------------------------------------------------------------------------------
Less: Fee waivers and reimbursements from
  investment manager and administrator                                 (703,657)
-------------------------------------------------------------------------------
Net expenses                                                            704,708
-------------------------------------------------------------------------------
Net investment income                                                 1,175,404
Net realized gains from investment activities                                28
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $   1,175,432
-------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                         FOR THE YEARS ENDED JULY 31,
                                                       --------------------------------
                                                            2003              2002
---------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                  $    1,175,404    $    1,871,019
Net realized gains from investment activities                      28                 1
---------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        1,175,432         1,871,020
---------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                      (1,175,404)       (1,871,019)
---------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets from
  beneficial interest transactions                         11,913,188        35,344,060
---------------------------------------------------------------------------------------
Net increase in net assets                                 11,913,216        35,344,061

NET ASSETS:
Beginning of year                                         112,001,436        76,657,375
---------------------------------------------------------------------------------------
End of year                                            $  123,914,652    $  112,001,436
---------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS PACE MONEY MARKET INVESTMENTS

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS PACE Money Market Investments (the "Portfolio") is a diversified portfolio of UBS PACE Select Advisors Trust (the "Trust"), which was organized as a Delaware statutory trust under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

The Trust currently offers twelve portfolios available for investment, each having its own investment objectives and policies. Shares of the Portfolio currently are available only to participants in the UBS PACE(SM) Select Advisors Program and the UBS PACE(SM) Multi Advisor Program.

The Trust accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Portfolio's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment manager and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT MANAGER AND ADMINISTRATOR

The Trust has entered into an Investment Management and Administration Contract ("Management Contract") with UBS Global AM. In accordance with the Management Contract, the Portfolio pays UBS Global AM an investment management and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets. At July 31, 2003, the Portfolio did not owe UBS Global AM for investment management and administration fees.

For the period August 1, 2002 to November 30, 2002, UBS Global AM had contractually undertaken to waive a portion of the Portfolio's investment advisory and administration fees and reimburse a portion of the Portfolio's other expenses to maintain the total annual operating expenses at a level not exceeding 0.50%. Effective December 1, 2002, UBS Global AM has contractually undertaken to waive a portion of the Portfolio's investment advisory and administration fees and reimburse a portion of the Portfolio's other expenses, when necessary, to maintain the total annual operating expenses at a level not exceeding 0.60%. The

Portfolio will reimburse UBS Global AM for any such payments during a three year period to the extent that operating expenses are otherwise below the expense caps. For the year ended July 31, 2003, UBS Global AM agreed to waive $434,878 of its investment management and administration fees and reimburse the Portfolio $268,779 for certain operating expenses. At July 31, 2003, UBS Global AM owed the Portfolio $36,823 for expense reimbursements.

At July 31, 2003, the Portfolio had waivers/reimbursement subject to repayment and respective dates of expirations as follows:

WAIVERS/REIMBURSEMENT
SUBJECT TO REPAYMENT        EXPIRES 2004      EXPIRES 2005      EXPIRES 2006
----------------------------------------------------------------------------
$ 1,933,961                 $    375,953      $    854,351      $    703,657

OTHER LIABILITIES

At July 31, 2003, dividends payable, payable for shares of beneficial interest repurchased and other accrued expenses were $27,788, $667,273, and $213,693, respectively.

MONEY MARKET FUND INSURANCE BONDS

At July 31, 2003, the Portfolio had the ability to use insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Portfolio. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Portfolio for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Portfolio would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended July 31, 2003, the Portfolio did not use these insurance bonds. The Portfolio has determined to discontinue this insurance after September 30, 2003.

FEDERAL TAX STATUS

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

At July 31, 2003, the components of accumulated earnings on a tax basis were substantially the same for financial reporting purposes.

The tax character of distributions paid to shareholders by the Portfolio during the fiscal years ended July 31, 2003 and July 31, 2002 was ordinary income.

At July 31, 2003, the Portfolio had a net capital loss carryforward of $192. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains, and will expire by July 31, 2007. To the extent that such losses are used to offset future realized capital gains, it is probable that the realized capital gains so offset will not be distributed.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                         FOR THE YEARS ENDED JULY 31,
                                                       --------------------------------
                                                             2003               2002
---------------------------------------------------------------------------------------
Shares sold                                               184,782,987       144,373,991
Shares repurchased                                       (174,057,834)     (110,892,711)
Dividends reinvested                                        1,188,035         1,862,780
---------------------------------------------------------------------------------------
Net increase in shares outstanding                         11,913,188        35,344,060
---------------------------------------------------------------------------------------

UBS PACE MONEY MARKET INVESTMENTS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                            FOR THE YEARS ENDED JULY 31,
                                           -------------------------------------------------------------
                                              2003         2002         2001         2000        1999
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                        $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
Net investment income                           0.01         0.02         0.05         0.05         0.05
Dividends from net
  investment income                            (0.01)       (0.02)       (0.05)       (0.05)       (0.05)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR                              $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                      0.96%        2.10%        5.44%        5.53%        4.85%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of year (000's)                      $ 123,915    $ 112,001    $  76,657    $  65,521    $  47,174
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements                                0.57%        0.50%        0.50%        0.50%        0.50%
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements                                1.13%        1.43%        1.00%        0.95%        1.07%
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements                        0.94%        2.03%        5.26%        5.46%        4.70%
Net investment income
  to average net assets,
  before fee waivers and
  expense reimbursements                        0.38%        1.10%        4.76%        5.01%        4.13%
--------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if this fee was included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

UBS PACE MONEY MARKET INVESTMENTS

Report of Ernst & Young LLP, Independent Auditors

Board of Trustees and Shareholders
UBS PACE Select Advisors Trust

We have audited the accompanying statement of net assets of UBS PACE Money Market Investments (the "Portfolio") as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at July 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS PACE Money Market Investments at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


New York, New York
September 22, 2003

UBS PACE MONEY MARKET INVESTMENTS

Tax Information (Unaudited)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Portfolio's fiscal year end (July 31, 2003) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all of the distributions paid during the fiscal year were derived from net investment income. This entire amount is taxable as ordinary income, none of which qualifies for the dividends received deduction available to corporate shareholders.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Because the Portfolio's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2003. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2004. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Portfolio.

                      (This page intentionally left blank).

Supplemental Information (unaudited)

BOARD OF TRUSTEES & OFFICERS

The Trust is governed by a Board of Trustees which oversees the Portfolio's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee and Officer of the Trust, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Trust's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                                   TERM OF
                                                 OFFICE+ AND
                                  POSITION(S)     LENGTH OF
       NAME, ADDRESS,              HELD WITH         TIME               PRINCIPAL OCCUPATION(S)
          AND AGE                    TRUST          SERVED                DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Margo N. Alexander*++; 56       Trustee          Since 1995   Mrs. Alexander is retired. She was an
                                                              executive vice president of UBS Financial
                                                              Services Inc. (March 1984 to December 2002).
                                                              She was chief executive officer (from January
                                                              1995 to October 2000), a director (from
                                                              January 1995 to September 2001) and chairman
                                                              (from March 1999 to September 2001) of UBS
                                                              Global AM.

Brian M. Storms*++; 49          Trustee and      Since 2003   Mr. Storms is chief executive officer of UBS
                                Chairman                      Global Asset Management--Americas region
                                of the                        (since July 2002). Mr. Storms was chief
                                Board of                      executive officer, president and/or chief
                                Trustees                      operating officer of UBS Global AM and
                                                              certain affiliated asset management companies
                                                              from 1999 to July 2002. He was president of
                                                              Prudential Investments (1996-1999).

                                                  NUMBER OF
       NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                          OTHER DIRECTORSHIPS
          AND AGE                            OVERSEEN BY TRUSTEE                               HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++; 56       Mrs. Alexander is a director or trustee             None
                                of 19 investment companies (consisting of 40
                                portfolios) for which UBS Global AM or one of
                                its affiliates serves as investment advisor,
                                sub-advisor or manager.

Brian M. Storms*++; 49          Mr. Storms is a director or trustee of 23           None
                                investment companies (consisting of 83
                                portfolios) for which UBS Global AM or one of
                                its affiliates serves as investment advisor,
                                sub-advisor or manager.

INDEPENDENT TRUSTEES

                                                   TERM OF
                                                 OFFICE+ AND
                                  POSITION(S)     LENGTH OF
       NAME, ADDRESS,              HELD WITH         TIME               PRINCIPAL OCCUPATION(S)
          AND AGE                    TRUST          SERVED                DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68        Trustee          Since 2001   Mr. Armstrong is chairman and principal of
R.Q.A. Enterprises                                            R.Q.A. Enterprises (management consulting
One Old Church Road--                                         firm) (since April 1991 and principal
Unit # 6                                                      occupation since March 1995).
Greenwich, CT 06830

David J. Beaubien; 69           Trustee          Since 1995   Mr. Beaubien is chairman of Yankee
101 Industrial Road                                           Environmental Systems, Inc., a manufacturer
Turners Falls, MA 01376                                       of meteorological measuring systems (since
                                                              1991).

Richard R. Burt; 56             Trustee          Since 2001   Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                  (international information and security firm)
Washington, D.C.                                              and IEP Advisors (international investments
20004                                                         and consulting firm).

Meyer Feldberg; 61              Trustee          Since 2001   Mr. Feldberg is Dean and Professor of
Columbia University                                           Management of the Graduate School of
101 Uris Hall                                                 Business, Columbia University (since 1989).
New York, New York
10027

                                                  NUMBER OF
       NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                        OTHER DIRECTORSHIPS
          AND AGE                            OVERSEEN BY TRUSTEE                             HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68        Mr. Armstrong is a director or trustee of 19   Mr. Armstrong is also a director of AlFresh
R.Q.A. Enterprises              investment companies (consisting of 40         Beverages Canada, Inc. (a Canadian beverage
One Old Church Road--           portfolios) for which UBS Global AM or one of  subsidiary of AlFresh Foods Inc.)
Unit # 6                        its affiliates serves as investment advisor,
Greenwich, CT 06830             sub-advisor or manager.

David J. Beaubien; 69           Mr. Beaubien is a director or trustee of 19    Mr. Beaubien is also a director of IEC
101 Industrial Road             investment companies (consisting of 40         Electronics, Inc., a manufacturer of
Turners Falls, MA 01376         portfolios) for which UBS Global AM or one of  electronic assemblies.
                                its affiliates serves as investment advisor,
                                sub-advisor or manager.

Richard R. Burt; 56             Mr. Burt is a director or trustee of 19        Mr. Burt is also a director of Hollinger
1275 Pennsylvania Ave., N.W.    investment companies (consisting of 40         International, Inc. (publishing), HCL
Washington, D.C.                portfolios) for which UBS Global AM or one of  Technologies, Ltd., The Central European
20004                           its affiliates serves as investment advisor,   Fund, Inc., The Germany Fund, Inc., IGT,
                                sub-advisor or manager.                        Inc. (provides technology to gaming and
                                                                               wagering industry) and chairman of Weirton
                                                                               Steel Corp. (makes and finishes steel
                                                                               products). He is also a director or trustee
                                                                               of funds in the Scudder Mutual Funds Family
                                                                               (consisting of 47 portfolios).

Meyer Feldberg; 61              Dean Feldberg is a director or trustee of 33   Dean Feldberg is also a director of
Columbia University             investment companies (consisting of 54         Primedia Inc. (publishing), Federated
101 Uris Hall                   portfolios) for which UBS Global AM or one of  Department Stores, Inc. (operator of
New York, New York              its affiliates serves as investment advisor,   department stores), Revlon, Inc.
10027                           sub-advisor or manager.                        (cosmetics), Select Medical Inc.
                                                                               (healthcare services) and SAPPI, Ltd.
                                                                               (producer of paper).

                                                   TERM OF
                                                 OFFICE+ AND
                                  POSITION(S)     LENGTH OF
       NAME, ADDRESS,              HELD WITH         TIME               PRINCIPAL OCCUPATION(S)
          AND AGE                    TRUST          SERVED                DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66           Trustee          Since 2001   Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania                                             Partners (merchant bank) and chairman of
Avenue, N.W.                                                  Thayer Hotel Investors III, Thayer Hotel
Suite 350                                                     Investors II and Lodging Opportunities Fund
Washington, D.C.                                              (hotel investment partnerships) (since 1992).
20004

Carl W. Schafer; 67             Trustee          Since 2001   Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                         Foundation (charitable foundation)
#1100                                                         (since 1993).
Princeton, NJ 08542

William D. White; 69            Trustee          Since 1995   Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA
18972

                                                  NUMBER OF
       NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                        OTHER DIRECTORSHIPS
          AND AGE                            OVERSEEN BY TRUSTEE                             HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66           Mr. Malek is a director or trustee of 19       Mr. Malek is also a director of Aegis
1455 Pennsylvania               investment companies (consisting of 40         Communications, Inc. (tele-services),
Avenue, N.W.                    portfolios) for which UBS Global AM or one of  American Management Systems, Inc.
Suite 350                       its affiliates serves as investment advisor,   (management consulting and computer related
Washington, D.C.                sub-advisor or manager.                        services), Automatic Data Processing, Inc.
20004                                                                          (computing services), CB Richard Ellis,
                                                                               Inc. (real estate services), Federal
                                                                               National Mortgage Association, FPL Group,
                                                                               Inc. (electric services), Manor Care, Inc.
                                                                               (health care), and Northwest Airlines Inc.

Carl W. Schafer; 67             Mr. Schafer is a director or trustee of 19     Mr. Schafer is also a director of Labor
66 Witherspoon Street           investment companies (consisting of 40         Ready, Inc. (temporary employment), Roadway
#1100                           portfolios) for which UBS Global AM or one of  Corp. (trucking), Guardian Life Insurance
Princeton, NJ 08542             its affiliates serves as investment advisor,   Company Mutual Funds (consisting of 19
                                sub-advisor or manager.                        portfolios), the Harding, Loevner Funds
                                                                               (consisting of three portfolios), E.I.I.
                                                                               Realty Securities Trust (investment
                                                                               company) and Frontier Oil Corporation.

William D. White; 69            Mr. White is a director or trustee of 19       None
P.O. Box 199                    investment companies (consisting of 40
Upper Black Eddy, PA            portfolios) for which UBS Global AM or one of
18972                           its affiliates serves as investment advisor,
                                sub-advisor or manager.

OFFICERS

                                                   TERM OF              PRINCIPAL OCCUPATION(S)
                                                 OFFICE+ AND             DURING PAST 5 YEARS;
                                  POSITION(S)     LENGTH OF             NUMBER OF PORTFOLIOS IN
       NAME, ADDRESS,              HELD WITH        TIME             FUND COMPLEX FOR WHICH PERSON
          AND AGE                    TRUST         SERVED                  SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------
W. Douglas Beck*; 36            Vice President   Since 2003   Mr. Beck is an executive director and head of
                                                              mutual fund product management of UBS Global
                                                              AM (since 2002). From March 1998 to November
                                                              2002, he held various positions at Merrill
                                                              Lynch, the most recent being first vice
                                                              president and co-manager of the managed
                                                              solutions group. Mr. Beck is vice president
                                                              of 22 investment companies (consisting of 81
                                                              portfolios) for which UBS Global AM or one of
                                                              its affiliates serves as investment advisor,
                                                              sub-advisor or manager.

Thomas Disbrow*; 37             Vice President   Since 2000   Mr. Disbrow is a director and a senior
                                and Assistant                 manager of the mutual fund finance department
                                Treasurer                     of UBS Global AM. Prior to November 1999, he
                                                              was a vice president of Zweig/Glaser
                                                              Advisers. Mr. Disbrow is a vice president and
                                                              assistant treasurer of 19 investment
                                                              companies (consisting of 40 portfolios) for
                                                              which UBS Global AM or one of its affiliates
                                                              serves as investment advisor, sub-advisor or
                                                              manager.

Amy R. Doberman*; 41            Vice President   Since 2000   Ms. Doberman is a managing director and
                                and Secretary                 general counsel of UBS Global AM. From
                                                              December 1997 through July 2000, she was
                                                              general counsel of Aeltus Investment
                                                              Management, Inc. Ms. Doberman is vice
                                                              president and assistant secretary of five
                                                              investment companies (consisting of 44
                                                              portfolios) and vice president and secretary
                                                              of 19 investment companies (consisting of 40
                                                              portfolios) for which UBS Global AM or one of
                                                              its affiliates serves as investment advisor,
                                                              sub-advisor or manager.

                                                   TERM OF              PRINCIPAL OCCUPATION(S)
                                                 OFFICE+ AND             DURING PAST 5 YEARS;
                                  POSITION(S)     LENGTH OF             NUMBER OF PORTFOLIOS IN
       NAME, ADDRESS,              HELD WITH        TIME             FUND COMPLEX FOR WHICH PERSON
          AND AGE                    TRUST         SERVED                  SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------
David M. Goldenberg*; 37        Vice President   Since 2002   Mr. Goldenberg is an executive director and
                                and Assistant                 deputy general counsel of UBS Global AM. From
                                Secretary                     2000 to 2002 he was director, legal affairs
                                                              at Lazard Asset Management. Mr. Goldenberg
                                                              served in various capacities, including most
                                                              recently as global director of compliance for
                                                              SSB Citi Asset Management Group from 1996 to
                                                              2000. Mr. Goldenberg is a vice president and
                                                              secretary of five investment companies
                                                              (consisting of 44 portfolios) and a vice
                                                              president and assistant secretary of 19
                                                              investment companies (consisting of 40
                                                              portfolios) for which UBS Global AM or one of
                                                              its affiliates serves as investment advisor,
                                                              sub-advisor or manager.

Joanne M. Kilkeary*; 35         Vice President   Since 1999   Ms. Kilkeary is an associate director and a
                                and Assistant                 manager of the mutual fund finance department
                                Treasurer                     of UBS Global AM. Ms. Kilkeary is a vice
                                                              president and assistant treasurer of one
                                                              investment company (consisting of 12
                                                              portfolios) for which UBS Global AM or one of
                                                              its affiliates serves as investment advisor,
                                                              sub-advisor or manager.

Kevin J. Mahoney*; 38           Vice President   Since 1999   Mr. Mahoney is a director and a senior
                                and Assistant                 manager of the mutual fund finance department
                                Treasurer                     of UBS Global AM. Prior to April 1999, he was
                                                              the manager of the mutual fund internal
                                                              control group of Salomon Smith Barney. Mr.
                                                              Mahoney is a vice president and assistant
                                                              treasurer of 19 investment companies
                                                              (consisting of 40 portfolios) for which UBS
                                                              Global AM or one of its affiliates serves as
                                                              investment advisor, sub-advisor or manager.

                                                   TERM OF              PRINCIPAL OCCUPATION(S)
                                                 OFFICE+ AND             DURING PAST 5 YEARS;
                                  POSITION(S)     LENGTH OF             NUMBER OF PORTFOLIOS IN
       NAME, ADDRESS,              HELD WITH        TIME             FUND COMPLEX FOR WHICH PERSON
          AND AGE                    TRUST         SERVED                  SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------
Michael H. Markowitz**;         Vice President   Since 2001   Mr. Markowitz is an executive director,
38                                                            portfolio manager and head of U.S. short
                                                              duration fixed income of UBS Global AM. He is
                                                              also an executive director and portfolio
                                                              manager of UBS Global Asset Management
                                                              (Americas) Inc., an affiliate of UBS Global
                                                              AM. Mr. Markowitz is a vice president of five
                                                              investment companies (consisting of 25
                                                              portfolios) for which UBS Global AM or one of
                                                              its affiliates serves as investment advisor,
                                                              sub-advisor or manager.

Paul H. Schubert*; 40           Vice President   Since 1995   Mr. Schubert is an executive director and
                                and Treasurer                 head of the mutual fund finance department of
                                                              UBS Global AM. Mr. Schubert is treasurer and
                                                              principal accounting officer of three
                                                              investment companies (consisting of 41
                                                              portfolios), a vice president and treasurer
                                                              of 20 investment companies (consisting of 41
                                                              portfolios), and treasurer and chief
                                                              financial officer of one investment company
                                                              (consisting of two portfolios) for which UBS
                                                              Global AM or one of its affiliates serves as
                                                              investment advisor, sub-advisor or manager.

Joseph A. Varnas*; 35           President        Since 2003   Mr. Varnas is a managing director (since
                                                              March 2003), chief technology officer (since
                                                              March 2001) and head of product, technology
                                                              and operations of UBS Global AM (since
                                                              November 2002). From 2000 to 2001, he was
                                                              manager of product development in Investment
                                                              Consulting Services at UBS Financial Services
                                                              Inc. Mr. Varnas was a senior analyst in the
                                                              Global Securities Research and Economics
                                                              Group at Merrill Lynch from 1995 to 1999. Mr.
                                                              Varnas is president of 22 investment
                                                              companies (consisting of 81 portfolios) for
                                                              which UBS Global AM or one of its affiliates
                                                              serves as investment advisor, sub-advisor or
                                                              manager.

                                                   TERM OF              PRINCIPAL OCCUPATION(S)
                                                 OFFICE+ AND             DURING PAST 5 YEARS;
                                  POSITION(S)     LENGTH OF             NUMBER OF PORTFOLIOS IN
       NAME, ADDRESS,              HELD WITH        TIME             FUND COMPLEX FOR WHICH PERSON
          AND AGE                   TRUST          SERVED                  SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------
Keith A. Weller*; 42            Vice President   Since 2000   Mr. Weller is a director and senior associate
                                and Assistant                 general counsel of UBS Global AM. Mr. Weller
                                Secretary                     is a vice president and assistant secretary
                                                              of 19 investment companies (consisting of 40
                                                              portfolios) for which UBS Global AM or one of
                                                              its affiliates serves as investment advisor,
                                                              sub-advisor or manager.

 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois
   60606.
 + Each Trustee holds office for an indefinite term. Officers are appointed by the Trustees and serve at the pleasure of a board.
++ Mrs. Alexander and Mr. Storms are "interested persons" of the Trust as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or its affiliates.

TRUSTEES

Brian M. Storms                         Richard R. Burt
CHAIRMAN
                                        Meyer Feldberg

Margo N. Alexander                      Frederic V. Malek

Richard Q. Armstrong                    Carl W. Schafer

David J. Beaubien                       William D. White


PRINCIPAL OFFICERS

Joseph A. Varnas                        Paul H. Schubert
PRESIDENT                               VICE PRESIDENT AND TREASURER

Amy R. Doberman
VICE PRESIDENT AND SECRETARY


INVESTMENT MANAGER,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE PORTFOLIO UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C)2003 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]
                                                              Presorted
UBS GLOBAL ASSET MANAGEMENT (US) INC.                         Standard
51 West 52nd Street                                          U.S.Postage
New York, NY 10019-6114                                         PAID
                                                            Smithtown, NY
                                                             Permit 700

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR : Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 9.  CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    ITEM 10. EXHIBITS.

    (a)(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

    (a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.CERT.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE SELECT ADVISORS TRUST

By:   /s/ Joseph A. Varnas
      --------------------
      Joseph A. Varnas
      President

Date: October 9, 2003
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Joseph A. Varnas
      --------------------
      Joseph A. Varnas
      President

Date: October 9, 2003
      ---------------

By:   /s/ Paul H. Schubert
      --------------------
      Paul H. Schubert
      Treasurer

Date: October 9, 2003
      ---------------